Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities (Detail) £ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Charge)/credit to income | £	£ (1.3)		£ (8.3)		£ (8.1)		£ 1.3
Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		$ (14.6)		$ (12.0)		$ (6.7)		$ (5.4)
(Charge)/credit to income		1.3		8.3		8.0		(1.3)
Credit to equity		0.9		(3.6)		(3.3)		0.4
Exchange differences		0.4		0.5		(0.6)		(0.4)
Arising on acquisition				(24.3)		(12.0)
Ending balance		(12.0)		(31.1)		(14.6)		(6.7)
As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								(5.6)
Revised | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								0.2
Accelerated capital allowances [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(8.8)		(9.9)		(3.7)		(0.6)
(Charge)/credit to income		(0.7)		(5.3)		(4.6)		(3.1)
Credit to equity								0.0
Exchange differences		0.1		(0.1)
Reclassification		(0.5)		0.5		(0.5)
Ending balance		(9.9)		(14.8)		(8.8)		(3.7)
Accelerated capital allowances [member] | As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								(0.8)
Accelerated capital allowances [member] | Revised | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								0.2
Cash flow hedges [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		0.2	0.0			0.3	0.0
Credit to equity		(0.2)				(0.1)		0.3
Ending balance	£ 0.0		£ 0.0			0.2		0.3
Cash flow hedges [member] | As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance | £							£ 0.0
Share-based payments [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4.2		5.7		4.0		3.6
(Charge)/credit to income		1.2		6.4		2.0		0.3
Credit to equity		0.3		(4.5)		(1.8)		0.1
Ending balance		5.7		7.6		4.2		4.0
Share-based payments [member] | As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								3.6
Acquired intangible assets [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(19.5)		(17.8)		(12.4)		(13.2)
(Charge)/credit to income		0.8		5.0		5.6		1.4
Exchange differences		0.7		0.4		(0.7)		(0.6)
Reclassification		0.2		0.1
Arising on acquisition				(22.7)		(12.0)
Ending balance		(17.8)		(35.0)		(19.5)		(12.4)
Acquired intangible assets [member] | As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								(13.2)
Losses [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		5.3		4.9		1.3		1.4
(Charge)/credit to income				1.2		4.0		(0.3)
Exchange differences		(0.1)						0.2
Reclassification		(0.3)
Ending balance		4.9		6.1		5.3		1.3
Losses [member] | As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								1.4
Other temporary differences [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4.0		5.1		3.8		3.4
(Charge)/credit to income				1.0		1.0		0.4
Credit to equity		0.8		0.9		(1.4)
Exchange differences		(0.3)		0.2		0.1
Reclassification		0.6		(0.6)		0.5
Arising on acquisition				(1.6)
Ending balance		$ 5.1		$ 5.0		$ 4.0		3.8
Other temporary differences [member] | As previously reported | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance								$ 3.4